Document and Entity Information	12 Months Ended
Dec. 31, 2014
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Trading Symbol	ck0001127203
Entity Registrant Name	NATIONWIDE LIFE INS CO
Entity Central Index Key	0001127203
Entity Filer Category	Non-accelerated Filer